INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Details) - Put Right Liabilities Series B	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Equity market adjustment	0.00%
Expected time to change in control (Years)	3 years
Estimated volatility	44.00%
Risk-free rate (Based on the zero-coupon U.S. Treasury bond)	0.0449